Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Income Tax Disclosure [Abstract]
National corporation tax	24.00%	24.00%	24.00%
Inhabitant tax	4.00%	4.00%	4.00%
Deductible enterprise tax	4.00%	4.00%	4.00%
Statutory income tax rate	31.50%	31.50%	31.50%
Net changes in total valuation allowance	¥ 13,595	¥ 6,191	¥ 2,213
Decrease in total valuation allowance recognized in earnings due to the utilization of net operating loss carryforwards	1,742	553	890
Increase in valuation allowance	1,947	1,032	942
Decrease in valuation allowance	1,511	1,775	1,518
Net changes in valuation allowance	436	¥ 743	¥ 576
Net operating loss carryforwards	¥ 278,571